Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Interest income
Interest income from related party	¥ 0	$ 0	¥ 0	¥ 1,247
Revenue from related parties including interest income	581,861	84,362	657,675	463,733
Cost of revenues
Cost of revenue to related party	884,333	128,216	1,239,044	1,111,729
Selling, general and administrative
Selling, general and administrative expenses to related party	69,628	10,095	24,343	5,045
Research and development
Research and development expenses to related party	3,953	573	0	7,412
Operating costs and expenses to related parties	957,914	138,884	1,263,387	1,124,186
Baidu
Research and development
Research and development expenses to related party	0	0	0	7,412
Others
Cost of revenues
Cost of revenue to related party	223,149	32,354	306,392	90,577
Selling, general and administrative
Selling, general and administrative expenses to related party	22,011	3,191	10,989	2,579
Research and development
Research and development expenses to related party	3,953	573	0	0
Membership services
Related Party Transaction [Line Items]
Revenue from related parties	56,379	8,174	3,766	25,571
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	54,401	7,887	0	19,799
Membership services | Others
Related Party Transaction [Line Items]
Revenue from related parties	1,978	287	3,766	5,772
Online Advertising Revenues
Related Party Transaction [Line Items]
Revenue from related parties	279,774	40,564	296,920	206,624
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	55,664	8,071	122,919	113,934
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	224,110	32,493	174,001	92,690
Content distribution
Related Party Transaction [Line Items]
Revenue from related parties	190,398	27,605	297,304	176,227
Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties	55,310	8,019	59,685	54,064
Other Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties	1,789	259	14,496	15,430
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties	53,521	7,760	45,189	38,634
License Fees | Baidu
Cost of revenues
Cost of revenue to related party	8,183	1,186	13,894	13,691
Bandwidth Fee | Baidu
Cost of revenues
Cost of revenue to related party	653,001	94,676	918,758	1,007,461
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party	¥ 47,617	$ 6,904	¥ 13,354	¥ 2,466